Credit impairment charges/(releases) - Disclosure of credit impairment charges and other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	£ 1,954	£ 1,483	£ (893)
Recoveries and reimbursements, other	(73)	(263)	240
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,881	1,220	(653)
Gain on recovery of loans and advances previously written off	44	64	66
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), off-balance sheet commitments and financial guarantee contracts	(61)	18	(514)
Recoveries and reimbursements, off-balance sheet commitments and financial guarantee contracts	0	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	(61)	18	(514)
Financial guarantee contracts | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	29	199	(306)
Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), total	1,956	1,446	(875)
Recoveries and reimbursements, total	(73)	(263)	240
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,883	1,183	(635)
Financial instruments at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	(1)	9	(8)
Recoveries and reimbursements, other	0		0
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1)	9	(8)
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), loans and advances at amortised cost	2,017	1,428	(361)
Recoveries and reimbursements, loans and advances at amortised cost	(73)	(263)	240
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,944	1,165	(121)
Cash collateral and settlement balances
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	4	28	(4)
Recoveries and reimbursements, other	0	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	4	28	(4)
Other financial asset measured at cost | Financial assets at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	(5)	0	(6)
Recoveries and reimbursements, other	0	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	(5)	£ 0	£ (6)
German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 19